Financial Assets And Financial Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Financial Assets And Financial Liabilities

12.	Financial Assets and Financial Liabilities
The following table shows the carrying amounts and fair values of financial assets and liabilities, including their levels in the fair value hierarchy.

Financial assets
A breakdown of financial assets as of June 30, 2022 and December 31, 2021 is as follows:

A.	Current and non-current financial assets

	June 30, 2022		December 31, 2021
(In Euros)	Non-current	Current	Non-current	Current
Customer sales and services	—	34,288,327	—	22,527,376
Other receivables	—	84,905	—	6,922
Loans to employees	—	—	—	2,222
Loans granted to Joint Venture	—	1,330,499	—	685,048
Receivables from Joint Venture	—	537,310	—	535,268

Trade and other financial receivables	—	36,241,040	—	23,756,836
Loans granted to Joint Venture	70,000	—	565,873	—
Guarantee deposit	769,836	—	733,446	—

Non-current financial assets	839,836	—	1,299,319	—
Guarantee deposit		629,606	—	482,113
Financial investments		6,639,630	—	57,191,545

Other current financial assets	—	7,269,236	—	57,673,658
Cash and cash equivalents	—	119,875,344	—	113,865,299

Total	839,836	163,385,620	1,299,319	195,295,793

As of June 30, 2022, the Group has financial investments regarding investment funds in banks. The Group has considered their classification as current assets because expects to collect this amount in the following 12 months.

B.	Expected credit loss assessment for corporate customers as of June 30, 2022 and December 31, 2021.
The Group applies the IFRS 9 simplified approach to measuring expected credit losses using a lifetime expected credit loss provision for trade receivables and contract assets. To measure expected credit losses on a collective basis, trade receivables and contract assets are grouped based on similar credit risk and aging. The contract assets have similar risk characteristics to the trade receivables for similar types of contracts.
The impairment of trade receivables is recognized under the “Expected credit loss for trade and other receivables” in the other operating expenses (Note 18). The expected loss allowance recognized as of June 30, 2022 is Euros 763,347 (Euros 653,289 as of December 31, 2021). Additionally has the Company recognized a bad debt provision for Euros 1,645,729.

C.	Financial assets by class and category

	June 30, 2022
(In Euros)	Financial assets measured at amortized cost	Financial assets measured at fair value with changes in PL	Financial assets measured at fair value with changes in OCI	Total
Customer sales and services	34,288,327	—	—	34,288,327
Other receivables	84,904	—	—	84,904
Loans to employees	—	—	—	—
Loans granted to Joint Venture	1,330,499			1,330,499
Receivables from Joint Venture	537,310	—	—	537,310

Trade and other financial receivables	36,241,040	—	—	36,241,040
Loans granted to Joint Venture	70,000	—	—	70,000
Guarantee deposit	769,836	—	—	769,836

Non-current financial assets	839,836	—	—	839,836
Guarantee deposit	629,606	—	—	629,606
Financial investments	129,007	6,309,545	201,078	6,639,630

Other current financial assets	758,613	6,309,545	201,078	7,269,236
Cash and cash equivalents	119,875,344		—	119,875,344

	157,714,833	6,309,545	201,078	164,225,456

	December 31, 2021
(In Euros)	Financial assets measured at amortized cost	Financial assets measured at fair value with changes in PL	Financial assets measured at fair value with changes in OCI	Total
Customer sales and services	22,527,376	—	—	22,527,376
Other receivables	6,922	—	—	6,922
Loans to employees	2,222	—	—	2,222
Loans granted to Joint Venture	685,048	—	—	685,048
Receivables from Joint Venture	535,268	—	—	535,268

Trade and other financial receivables	23,756,836	—	—	23,756,836
Loans granted to Joint Venture	565,873		—	565,873
Guarantee deposit	733,446		—	733,446

Non-current financial assets	1,299,319		—	1,299,319
Guarantee deposit	482,113		—	482,113
Financial investments	129,861	56,851,733	209,951	57,191,545

Other current financial assets	611,974	56,851,733	209,951	57,673,658
Cash and cash equivalents	113,865,299		—	113,865,299

	139,533,428	56,851,733	209,951	196,595,112

Financial assets measured at FVOCI correspond to investments in hedge funds whose quotation is considered level 1 for fair value purposes.
As of June 30, 2022, the Group has financial investments (investment funds) which have been valued at FVTPL amounting to Euros 6,309,545 (Euros 56,851,733 as of December 31, 2021). These financial assets are also considered level 1 for fair value purposes.

The rest of the financial assets (both current and
non-current)
are measured at their amortized cost, which, as a consequence of their short-term nature, does not materially differ from their fair value.
Financial liabilities

A.	Loans and borrowings

	June 30, 2022		December 31, 2021
(In Euros)	Non- current	Current	Non- current	Current
Loans and borrowings	23,274,447	52,523,968	17,577,451	33,768,839
Derivative warrant liabilities	—	26,572,274	—	83,251,712
Lease liabilities (see note 9)	25,039,157	2,200,439	18,172,444	1,537,312
Put option liability (Notes 6 and 25)	—	1,799,435	3,776,438	—

Total	48,313,604	83,096,116	39,526,333	118,557,863

Financial liabilities are measured at their amortized cost, which does not differ from their fair value (it is considered that the interest rates applicable to all of them still represent market spreads), except for the derivative warrant liabilities and the put option liability which are measured at FVTPL.
Decrease on Derivative warrant liabilities is mainly due to a decrease of the fair value of public and private warrants based on the valuation prepared by an independent expert. The impact of this decrease has been recognized as “Change in fair value of derivative warrant liabilities” in the interim condensed consolidated statement of profit or loss and other comprehensive income for the six months ended on June 30, 2022 (Note 20).
Loans and borrowings
Bank Loans
As of June 30, 2022, the Group had credit lines and other financing products of Euros
 58,020 thousand (Euros 21,370 thousand as of December 31, 2021), of which a total of Euros 49,307 thousand have been drawn down (Euros 5,078 thousand as of December 31, 2021).
Interest expenses from banks loans amounted to Euros 1,245,474 as of June 30, 2022 (Euros 289,259 as of June 30, 2021) (See Note 20).
The group has loans which imply the compliance of certain conditions. On December 31, 2021, the Group received a waiver from Banco Santander to comply with the covenants for financial year 2021 as included in the loan agreement signed on April 21, 2021. As such, management believes that the covenant loan can be presented as non-current
liabilities in the consolidated statement of financial position, except for the repayment obligation of the following 12 months.
Details of the maturities, by year, of the principals and interest of the loans and borrowings (to be paid during the life of this loans and borrowings) as of June 30 are as follows:

(In Euros)	June 30, 2022		December 31, 2021
1 July 2022 - 30 June 2023	53,714,480	2022	34,826,436
1 July 2023 - 30 June 2024	4,910,147	2023	3,220,015
1 July 2024 - 30 June 2025	6,554,466	2024	5,499,469
1 July 2025 - 30 June 2026	5,731,491	2025	4,170,302
1 July 2026 - 30 June 2027	5,324,873	2026	3,870,419
More than five years	3,505,278	More than five years	3,570,630

	79,740,736		55,157,271

(*)	Including the interest expenses to be paid in the future.

Details of the Loan and borrowings as of June 30, 2022 and December 31, 2021 are as follows:

(in Euros)			June 30, 2022
Company	Currency	Effective interest rate	Less than 1 year	1 to 3 years	Over 3 years	Total
Non-Current Liabilities
Fixed rate loan	EUR	1.55% - 3.90%	1,526,631	4,627,483	3,304,549	9,458,663
Floating rate loan	EUR	Euribor + 1.35% - 4%	50,720,221	1,019,584	—	51,739,805
Covenant Loan	EUR	1.85%	153,314	490,408	323,633	967,355
Covenant Loan	EUR	7.70%	—	8,318,072	4,081,250	12,399,322

			52,400,166	14,455,547	7,709,432	74,565,145

Current Liabilities
Fixed rate loan	EUR	0%	123,801	146,438	963,031	1,233,270

			52,523,967	14,601,985	8,672,463	75,798,415

(in Euros)			December 31, 2021
Company	Currency	Effective interest rate	Less than 1 year	1 to 3 years	Over 3 years	Total
Bank Loans
Fixed rate loan	EUR	1.55% - 3.85%	13,739,369	1,584,438	485,363	15,809,170
Floating rate loan	EUR	Euribor + 1.35% - 4%	19,514,084	781,712	—	20,295,796
Covenant Loan	EUR	1.85%	88,603	316,608	574,700	979,911
Covenant Loan	EUR	7.70%	360,471	4,171,231	8,825,079	13,356,781

			33,702,527	6,853,989	9,885,142	50,441,658

Borrowings
Fixed rate loan	EUR	0%	66,313	97,624	740,696	904,633

			33,768,840	6,951,613	10,625,838	51,346,291

Borrowings
As of June 30, 2022, loans and borrowings with shareholders amount to Euros 11,900 (Euros 41,906 as of December 31, 2021), and a loan from a Government entity (CDTI) totals Euros 1,109,467 (Euros 862,726 as of December 31, 2021).

Derivative warrants liabilities
Derivative warrants liabilities correspond to Public and Private Warrants issued by Kensington, which have been assumed by Wallbox. Movement in the derivative warrant liabilities for first six month of year 2022 and for the year ended December 31, 2021 is summarized as follows:

	Public Warrant		Private Warrant		Total
	Number of warrants	Euros	Number of warrants	Euros	Number of warrants	Euros
At December 31, 2021	5,705,972	24,886,138	8,933,333	58,365,574	14,639,305	83,251,712

Public Warrants exercised on 11 January 2022	(141,808)	(471,609)	(50,000)	(275,670)	(191,808)	(747,279)
Public Warrants exercised on 1 February 2022	(304,635)	(933,384)	—	—	(304,635)	(933,384)
Public Warrants exercised on 23 March 2022	(22)	(73)	—	—	(22)	(73)
Change in fair value of derivative warrant liabilities	—	(15,689,507)	—	(46,661,252)	—	(62,350,759)
Exchange differences	—	2,090,259	—	5,261,798	—	7,352,057

At June 30, 2022	5,259,507	9,881,824	8,883,333	16,690,450	14,142,840	26,572,274

For the exercise of the public warrants, the Group has collected in cash an amount of Euros 4,667,288 during the period ended June 30, 2022.
Public Warrants entitle the holder to convert each warrant into one Class A ordinary share of Wallbox of Euros 0.12 par value at an exercise price of USD11.50.
Private Warrants, on a cash-less basis, entitle their holder to convert the warrants into a number of Wallbox Class A ordinary share of Euros 0.12 par value equal to the product of the number of warrants to convert multiplied by the quotient obtained by dividing the excess of ‘Sponsor’s Fair Market Value’ over the exercise price of USD11.50 between the Sponsor’s Fair Market Value’.
The Sponsor Fair Market Value is the average last reported sale price of the ordinary shares for the ten (10) trading days ending on the third trading day prior to the date on which notice of exercise of the Private Warrant.
Until warrant holders acquire the ordinary shares upon exercise of such warrants, they will have no voting or economic rights. The warrants will expire on October 1, 2026, five years after the Transaction, or earlier upon redemption or liquidation in accordance with their terms.
As there are no elements in the warrant agreements that give Wallbox the possibility to prevent the warrant owners to convert their warrants within 12 months Wallbox has classified the derivative warrant liabilities as current liability.
The financial liability for the derivative warrants is accounted for at fair value through profit or loss. The Public and Private Warrants are listed and have been measured at fair value using the quoted price (Level 1). As of June 30, 2022, the fair value of the public and private warrants was USD 1.95. Consequently, for the first six month of year 2022, the Group has recognized an income of Euros 62,350,757 in profit or loss, which has been presented as a change in the fair value of derivative warrant liabilities under net finance expenses.

(In Euros)	Loans and borrowings	Derivative warrant liabilities	Lease liabilities	Total
Balance at January 1, 2022	51,346,290	83,251,712	19,709,756	154,307,758

Proceeds from loans	177,949,550	—	—	177,949,550
Principal paid on lease liabilities	—	—	(441,386)	(441,386)
Interest paid on lease liabilities	—	—	(606,793)	(606,793)
Repayments of loans	(153,564,569)	—	—	(153,564,569)
Interest and bank fees paid	(1,181,471)	—	—	(1,181,471)
Interest paid on convertible bonds	(223,281)	—	—	(223,281)
Other payments	(30,006)	—	—	(30,006)

Total changes from financing cash flows	22,950,223	—	(1,048,179)	21,902,044

The effect of changes in foreign exchange rates	—	7,352,057	(280,581)	7,071,476

Public Warrants exercised	—	(1,680,738)	—	(1,680,738)
Change in fair value of derivative warrant liabilities	—	(62,350,757)	—	(62,350,757)
New leases	—	—	8,251,807	8,251,807
Governmental loan to receive	246,741	—		246,741
Interest and bank fees expenses	1,255,161	—	606,793	1,861,954

Total liability-related other changes	1,501,902	(64,031,495)	8,858,600	(53,670,993)

Balance at June 30, 2022	75,798,415	26,572,274	27,239,596	129,610,285

Trade and other financial payables
Details of trade and other financial payables as of June 30, 2022 and December 31, 2021 are as follows:

(In Euros)	June 30, 2022	December 31, 2021
Suppliers	46,071,491	40,573,427
Various payables	3,584,382	351,000
Personnel (salaries payable)	4,123,231	3,255,208
Customer advances	45,464	110,889

Total	53,824,568	44,290,524

Trade and other payables are unsecured and are paid in less than 12 months upon recognition. The carrying amounts of trade and other payables are considered equal to their fair values, due to their short-term nature.

13.	FINANCIAL ASSETS AND FINANCIAL LIABILITIES
The following table shows the carrying amounts and fair values of financial assets, including their levels in the fair value hierarchy.

Financial assets
A breakdown of financial assets at 31 December is as follows:

A.	Current and non-current financial assets

	31 December 2021		31 December 2020
(In Euros)	Non-current	Current	Non-current	Current
Customer sales and services	—	22,527,376	—	7,872,189
Other receivables	—	6,922	—	516,834
Loans to employees	—	2,222	—	119,538
Loans granted to Joint Venture	—	685,048	—	—
Receivables from Joint Venture	—	535,268	—	475,565

Trade and other financial receivables	—	23,756,836	—	8,984,126
Loans granted to Joint Venture	565,873	—	474,174	—
Guarantee deposit	733,446	—	390,598	—

Non-current financial assets	1,299,319	—	864,772	—
Guarantee deposit	—	482,113	—	118,945
Financial investments	—	57,191,545	—	239,379

Other current financial assets	—	57,673,658	—	358,324

Cash and cash equivalents	—	113,865,299	—	22,338,021

Total	1,299,319	195,295,793	864,772	31,680,471

Trade and other financial receivables are mainly amounts due from customers for goods sold or services performed in the ordinary course of business. They are due for settlement in the short term (less than 1 year) and therefore all are classified as current. Trade and other financial receivables are recognized initially at the amount of consideration that is unconditional, unless they contain significant financing components, when they are recognized at fair value. The Group holds the trade receivables with the objective of collecting the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest method.
The carrying amounts of the customer sales and services include receivables which are subject to a factoring arrangement. Under this arrangement, the Group has transferred the relevant receivables to the factor in exchange for cash and is prevented from selling or pledging the receivables. However, the Group has retained late payment and credit risk. The Group therefore continues to recognize the transferred assets in their entirety in its statement of financial position.
The amount repayable under the factoring agreement is presented as secured borrowing. The Group considers that the held to collect business model remains appropriate for these receivables and hence continues to measure them at amortized cost.
The incorporation of new operating companies (Wallbox Italy S.r.l.; Wallbox Netherlands, B.V; and Wallbox Oy) as part of the Group resulted in an increase in customer sales and services. In addition, the growth of the Wallbox brand globally, as well as the creation of new products, has led to an increase in the sales of products and income from services invoiced during 2021.
The Group applies the IFRS 9 simplified approach to measuring expected credit losses using a lifetime expected credit loss provision for trade receivables and contract assets. To measure expected credit losses on a collective basis, trade receivables and contract assets are grouped based on similar credit risk and aging. The contract assets have similar risk characteristics to the trade receivables for similar types of contracts.

The expected loss rates are based on the Group’s historical credit losses experienced over the three-year period prior to the period end.
At 31 December 2021, other current financial assets include financial investments such as investment funds in financial institutions amounting to Euros 56,930,049 (no amount at 31 December 2020).
These financial investments are deposits managed by financial institutions in investment funds to obtain profitability. The Group has considered their classification as current assets because it expects to liquidate these investments in the following 12 months.
During 2021, sales were made to the joint venture for an amount of Euros 535,268 (Euros 475,565 for the year 2020), which was outstanding at the reporting date and was reported as trade and other financial receivables.
The guarantee deposit corresponds mainly to leased buildings, whose non-current
term amounts to Euros 733,446 (Euros 390,598 at 31 December 2020), whilst the current term amounts to Euros 482,113 (Euros 118,945 at 31 December 2020).
The joint venture also received a loan of Euros 1,250,921, of which Euros 685,048 are recorded as current loans granted to Joint Venture and Euros 565,873 are recorded as non-current
loans granted to Joint Venture (Euros 474,174 for 2020 are recorded as non-current
loans granted to Joint Venture).

B.	Expected credit loss assessment for corporate customers at 31 December 2021, 2020 and 2019.

	31 December 2021
(In Euros)	Weighted-average loss rate	Gross carrying amount	Loss allowance
Key account	3.38%	14,189,513	479,911
Mid Market	2.98%	4,519,084	134,513
Other	1.02%	3,818,779	38,865

		22,527,376	653,289

	31 December 2020
(In Euros)	Weighted-average loss rate	Gross carrying amount	Loss allowance
Key account	0.25%	1,772,617	4,371
Mid Market	1.75%	3,201,190	56,133
Other	3.95%	2,898,382	114,087

		7,872,189	174,591

	31 December 2019
(In Euros)	Weighted-average loss rate	Gross carrying amount	Loss allowance
Key account	0.25%	1,509,392	3,722
Mid Market	1.75%	1,396,951	24,496
Other	1.65%	753,629	12,697

		3,659,972	40,915

The Group has also contracted credit insurance policies to cover this risk for certain customers. Operating expenses accrued for the use of these policies amounted to Euros 137,460 in 2021 and Euros 145,445 at 31 December 2020 .

C.	Financial assets by class and category

	31 December 2021
(In Euros)	Financial assets measured at amortized cost	Financial assets measured at FVTPL	Financial assets measured at FVTOCI	Total
Customer sales and services	22,527,376	—	—	22,527,376
Other receivables	6,922	—	—	6,922
Loans to employees	2,222	—	—	2,222
Loans granted to Joint Venture	685,048	—	—	685,048
Receivables from Joint Venture	535,268	—	—	535,268

Trade and other financial receivables	23,756,836	—	—	23,756,836

Loans granted to Joint Venture	565,873	—	—	565,873
Guarantee deposit	733,446	—	—	733,446

Non-current financial assets	1,299,319	—	—	1,299,319

Guarantee deposit	482,113	—	—	482,113
Financial investments	129,861	56,851,733	209,951	57,191,545

Other current financial assets	611,974	56,851,733	209,951	57,673,658

Cash and cash equivalents	113,865,299	—	—	113,865,299

Total	139,533,428	56,851,733	209,951	196,595,112

	31 December 2020
(In Euros)	Financial assets measured at amortized cost	Financial assets measured at FVTPL	Financial assets measured at FVTOCI	Total
Customer sales and services	7,872,189	—	—	7,872,189
Other receivables	516,834	—	—	516,834
Loans to employees	119,538	—	—	119,538
Receivables from Joint Venture	475,565	—	—	475,565

Trade and other financial receivables	8,984,126	—	—	8,984,126
Loans granted to Joint Venture	474,174	—	—	474,174
Guarantee deposit	390,598	—	—	390,598

Non-current financial assets	864,772	—	—	864,772
Guarantee deposit	118,945	—	—	118,945
Financial investments	—	—	239,379	239,379

Other current financial assets	118,945	—	239,379	358,324
Cash and cash equivalents	22,338,021	—	—	22,338,021

Total	32,305,864	—	239,379	32,545,243

Financial assets measured at FVOCI correspond to investments in hedge funds whose quotation is considered level 1 for fair value purposes.
In 2021, the Group has acquired financial investments as investment funds in financial institutions which have been valued at FVTPL. These financial assets are also considered level 1 for fair value purposes.
The rest of the financial assets (both current and
non-current)
are measured at their amortized cost, which does not materially differ from their fair value.

Financial liabilities

A.	Loans and borrowings

	31 December 2021		31 December 2020
(In Euros)	Non- current	Current	Non- current	Current
Loans and borrowings	17,577,451	33,768,839	9,744,462	12,627,970
Derivative warrant liabilities	—	83,251,712	—	—
Convertible bonds	—	—	26,145,982	—
Lease liabilities (see note 9)	18,172,444	1,537,312	3,433,236	684,105
Put option liability (see note 6)	3,776,438	—	6,338,520	—

Total	39,526,333	118,557,863	45,662,200	13,312,075

Financial liabilities are measured at their amortized cost, which does not differ from their fair value (it is considered that the interest rates applicable to all of them still represent market spreads), except for the derivative warrant liabilities and the put option liability (Note 6) which are measured at FVTPL. Convertible bonds were also measured at fair value until their conversion into ordinary shares (Note 16).
Loans and borrowings
Details of loans and borrowings at 31 December 2021 and 2020 are as follows:

(In Euros)			31 December 2021
Company	Currency	Effective interest rate	Less than 1 year	1 to 3 years	Over 3 years	Total
Bank loans
Fixed rate loan	EUR	1.55% - 3.85%	13,739,369	1,584,438	485,363	15,809,170
Floating rate loan	EUR	Euribor + 1.35% - 4%	19,514,084	781,712	—	20,295,796
Covenant Loan	EUR	1.85%	88,603	316,608	574,700	979,911
Covenant Loan	EUR	7.70%	360,471	4,171,231	8,825,079	13,356,781

Total			33,702,527	6,853,989	9,885,142	50,441,658

Borrowings
Fixed rate loan	EUR	0%	66,312	97,624	740,696	904,632

Total			66,312	97,624	740,696	904,632

Total			33,768,839	6,951,613	10,625,838	51,346,290

(In Euros)			31 December 2020
Company	Currency	Effective interest rate	Less than 1 year	1 to 3 years	Over 3 years	Total
Bank loans
Fixed rate loan	EUR	1.55% - 5.20%	5,106,730	2,083,369	972,577	8,162,676
Fixed rate loan	NOK	4.00%	631	—	—	631
Fixed rate loan	USD	0.00%	95,719	—	—	95,719
Floating rate loan	EUR	Euribor + 1.35% - 4.75%	7,124,890	3,812,736	1,543,485	12,481,111
Covenant Loan	EUR	Euribor + 4%	300,000	600,000	300,000	1,200,000

Total			12,627,970	6,496,105	2,816,062	21,940,137

Borrowings
Fixed rate loan	EUR	0.00% - 6.00%	—	150,407	281,888	432,295

Total			—	150,407	281,888	432,295

Total			12,627,970	6,646,512	3,097,950	22,372,432

Bank loans
At 31 December 2021, the Group had credit lines of Euros 21,370,000 (Euros 14,350,000 at 31 December 2020), of which a total of Euros 5,077,717 have been drawn down (Euros 8,542,000 at 31 December 2020).
Interest expenses from bank loans amounted to Euros 722,169 at 31 December 2021 (Euros 534,038 at 31 December 2020) (See Note 22). At 31 December 2021, accrued interest payable totals Euros 60,471 (Euros 72,351 at 31 December 2020).
The group has loans which imply the compliance of certain conditions. On 31 December 2021, the Group received a waiver from Banco Santander to comply with the covenants for financial year 2021 as included in the loan agreement entered into on 21 April 2021. As such, management believes that the covenant loan can be presented as non-current
liabilities in the consolidated statement of financial position, except for the repayment obligation of financial year 2022.
Borrowings
Loans and borrowings include borrowings which correspond mainly to a loan from one of the Company’s shareholders amounting to Euros 48,400 at 31 December 2020. In 2021 this loan was paid to the shareholder, which subsequently sold its interest to another Group shareholder. Part of the balance was offset by various capital increases totaling Euros 364,233 in 2020.
At 31 December 2021, credit accounts with shareholders amount to Euros 41,906 (Euros 60,081 at 31 December 2020), and a loan from a Government entity (CDTI) totals Euros 862,726 (373,409 at 31 December 2020).
Interest expenses for borrowings amounted to Euros 2,864 at 31 December 2021 (Euros 7,578 at 31 December 2020) (See Note 22).

Details of the maturities, by year, of the principals and interest of the loans and borrowings at 31 December are as follows:

(In Euros)	31 Dec 2021	31 Dec 2020
2021	—	12,829,118
2022	34,826,436	2,004,894
2023	3,220,015	4,853,426
2024	5,499,469	1,561,206
2025	4,170,302	1,405,304
2026	3,870,419	—
More than five years	3,570,630	245,279

Total	55,157,271	22,899,227

B. Derivative warrant liabilities
As mentioned in Note 6, as part of the Transaction, 5,750,000 Public Warrants and 8,933,333 Private Warrants issued by Kensington have been assumed by Wallbox.
At 31 December 2021, the Group had 5,705,972 Public Warrants and 8,933,333 Private Warrants outstanding, after some warrant holders had exercised their options on 23 November and 21 December 2021 (see Note 16).
Public Warrants entitle the holder to convert each warrant into one Class A ordinary share of Wallbox of Euros 0.12 par value at an exercise price of USD 11.50.
Private Warrants, on a cash-less basis, entitle their holder to convert the warrants into a number of Wallbox Class A ordinary share of 0.12 euros par value equal to the product of the number of warrants to convert multiplied by the quotient obtained by dividing the excess of ‘Sponsor’s Fair Market Value’ over the exercise price of USD 11.50 between the Sponsor’s Fair Market Value’.
The Sponsor Fair Market Value shall mean the average last reported sale price of the ordinary shares for the ten (10) trading days ending on the third trading day prior to the date on which notice of exercise of the Private Warrant.
Until warrant holders acquire the ordinary shares upon exercise of such warrants, they will have no voting or economic rights. The warrants will expire on 1 October 2026, five years after the Transaction, or earlier upon redemption or liquidation in accordance with their terms.
As there are no elements in the warrant agreements that give Wallbox the possibility to prevent the warrant owners to convert their warrants within 12 months Wallbox has classified the derivative warrant liabilities as current liability.
Fair value measurements
The financial liability for the derivative warrants is accounted for at fair value through profit or loss. The Private Warrants have been measured at fair value using a Monte Carlo simulation (Level 3). The Public Warrants are listed and have been measured at fair value using the quoted price (Level 1).
The fair value of the Public Warrants increased from USD 1.14 per warrant as of the Transaction date (1 October 2021) to USD 4.94 per warrant at 31 December 2021. Likewise, the fair value of the Private Warrants increased from USD 1.14 per warrant as of the Transaction date to USD 7.40 per warrant at 31 December 2021. Consequently, for the year ended 31 December 2021, the Group has recognized a charge of Euros 68,953,503 in profit or loss, which has been presented as a change in the fair value of derivative warrant liabilities under net finance expenses (see Note 22).
Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Group estimates the volatility of its common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of selected peer company’s common stock that matches the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates will remain at zero.
Movement in the derivative warrant liabilities for the year ended 31 December 2021 is summarized as follows:

	Public Warrant		Private Warrant		Total
	Number of warrants	Euros	Number of warrants	Euros	Number of warrants	Euros
At 30 September 2021	—	—	—	—	—	—

Issuance of Public and Private Warrants on Transaction date	5,750,000	5,674,622	8,933,333	8,816,224	14,683,333	14,490,846
Public Warrants exercised on 23 November 2021	(43,028)	(188,262)	—	—	(43,028)	(188,262)
Public Warrants exercised on 21 December 2021	(1,000)	(4,375)	—	—	(1,000)	(4,375)
Change in fair value of derivative warrant liabilities	—	19,404,153	—	49,549,350	—	68,953,503

At 31 December 2021	5,705,972	24,886,138	8,933,333	58,365,574	14,639,305	83,251,712

C. Convertible bonds
These corresponded mainly to the bonds convertible into shares issued during 2020 for an amount of Euros 25,880,000, most of which were held by shareholders. As per the analysis of the Group, these notes were considered a compound financial instrument (they had an equity component and a financial liability component), but the value of the equity component at issuance was estimated as nil (and it would not be remeasured in the future). Therefore, the value was only assigned to the financial liability. In January 2021 convertible bonds with the same features and maturity date as mentioned above were issued for an amount of Euros 7,000,000. These loans bore interest at the rate of 8% and had a maximum maturity date of 30 April 2022 (this conferred the possibility of converting them prior to that date in case of any liquidity event).
Furthermore, in April 2021, the Company successfully closed the issuance of a new convertible note of Euros 27,550,000, with an interest rate of 5% and a maximum maturity date at 30 September 2022 (this conferred the possibility of converting them prior to that date in case of any liquidity event). Wallbox measured this hybrid contract at FVTPL amounting to Euros 25,490,981, before capital increase of 16 September 2021 mentioned on the following paragraph (see Notes 13 and 22).
On 16 September 2021, convertible bonds and the convertible note were converted, including part of the accrued interest, for Euros 87,105,347. As a consequence, 147,443 Class A ordinary shares with a par value of Euros 0.5 each were issued, leading to increases in share capital and share premium amounting to Euros 73,722 and Euros 85,462,399, respectively (see Note 16).

At 31 December 2021, accrued interest payable (net of applicable withholdings) amounted to Euros 335,181 (Euros 265,982 at 31 December 2020), as part of this interest was not converted in the conversion (Euros 1,466,945).
Reconciliation of movements of liabilities to cash flows arising from financing activities

(In Euros)	Loans and borrowings	Derivative warrant liabilities	Lease liabilities	Convertible bonds	Total
Balance at 1 January 2021	22,372,432	—	4,117,341	26,145,982	52,635,755

Proceeds from loans	204,677,218	—	—	—	204,677,218
Proceeds from borrowings	124,470	—	—	—	124,470
Proceeds from warrants (Public and Private)	—	—	—	—	—
Proceeds from convertible bonds	—	—	—	34,550,000	34,550,000
Principal paid on lease liabilities	—	—	(828,036)	—	(828,036)
Interest paid on lease liabilities	—	—	(631,362)	—	(631,362)
Repayments of loans	(176,323,519)	—	—	—	(176,323,519)
Repayments of borrowings	(87,342)	—	—	—	(87,342)
Interest and bank fees paid	(3,046,838)	—	—	—	(3,046,838)
Interest paid on convertible bonds	—	—	—	(996,767)	(996,767)
Other payments	(296,863)	—	—	—	(296,863)

Total changes from financing cash flows	25,047,126	—	(1,459,398)	33,553,233	57,140,961

The effect of changes in foreign exchange rates	—	—	(2,407)	—	(2,407)

Issuance of Public and Private Warrants on Transaction date	—	14,490,846	—	—	14,490,846
Public Warrants exercised	—	(192,637)	—	—	(192,637)
Change in fair value of derivative warrant liabilities	—	68,953,503	—	—	68,953,503
Valuation of convertible bonds	—	—	—	25,490,981	25,490,981
Conversion of convertible bonds and convertible note	—	—	—	(87,105,347)	(87,105,347)
New leases	—	—	16,422,858	—	16,422,858
Interest accrual	470,177	—	—	(470,177)	—
Governmental loan to receive	364,847	—	—	—	364,847
Capital Increases	—	—	—	—	—
Interest and bank fees expenses	3,091,708	—	631,362	2,385,328	6,108,398

Total liability-related other changes	3,926,732	83,251,712	17,054,220	(59,699,215)	44,533,449

Balance at 31 December 2021	51,346,290	83,251,712	19,709,756	—	154,307,758

(In Euros)	Loans and borrowings	Derivative warrant liabilities	Lease liabilities	Convertible bonds	Total
Balance at 1 January 2020	11,776,279	—	4,012,759	—	15,789,038

Proceeds from loans and borrowings	37,013,246	—	—	—	37,013,246
Proceeds from convertible bonds	—	—	—	25,880,000	25,880,000
Principal paid on lease liabilities	—	—	(467,207)	—	(467,207)
Interest paid on lease liabilities	—	—	(106,837)	—	(106,837)
Repayments of loans and borrowings	(26,119,269)	—	—	—	(26,119,269)
Interest paid	(461,687)	—	—	—	(461,687)
Other payments	(5,942)	—	—	—	(5,942)

Total changes from financing cash flows	10,426,348	—	(574,044)	25,880,000	35,732,304

The effect of changes in foreign exchange rates	—	—	(5,871)	—	(5,871)

New leases	—	—	577,660	—	577,660
Capital Increases	(364,233)	—	—	—	(364,233)
Interest expenses	534,038	—	106,837	265,982	906,857

Total liability-related other changes	169,805	—	684,497	265,982	1,120,284

Balance at 31 December 2020	22,372,432	—	4,117,341	26,145,982	52,635,755

(In Euros)	Loans and borrowings	Warrants	Leases	Convertible bonds	Total
Balance at 1 January 2019	5,012,897	—	785,672	—	5,798,569

Proceeds from loans and borrowing	20,497,221	—	—	—	20,497,221
Proceeds from shareholders loan	1,000,000	—	—	—	1,000,000
Principal paid on lease liabilities	—	—	(263,058)	—	(263,058)
Interest paid on lease liabilities	—	—	(38,495)	—	(38,495)
Repayments of loans and borrowing	(13,903,050)	—	—	—	(13,903,050)
Interest paid	(192,312)	—	—	—	(192,312)
Other payments	(2,032)	—	—	—	(2,032)

Total changes from financing cash flows	7,399,827	—	(301,553)	—	7,098,274

New leases	—	—	3,490,145	—	3,490,145
Capital increases	(837,367)	—	—	—	(837,367)
Interest expenses	200,922	—	38,495	—	239,417

Total liability-related other changes	(636,445)	—	3,528,640	—	2,892,195

Balance at 31 December 2019	11,776,279	—	4,012,759	—	15,789,038

Trade and other payables
Details of trade and other payables at 31 December 2021 and 2020 are as follows:

(In Euros)	31 Dec 2021	31 Dec 2020
Suppliers	40,573,427	8,126,332
Various payables	351,000	—
Personnel (salaries payable)	3,255,208	554,906
Customer advances	110,889	218,199

Total	44,290,524	8,899,437

Trade and other payables are unsecured and are usually paid in less than 12 months upon recognition. The carrying amounts of trade and other payables are considered equal to their fair values, due to their short-term nature.